Other provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees		Regulatory provisions	Other	Total
	£m	£m	£m	£m

At 1 January 2021	459	642	814	1,915
Exchange and other adjustments	(2)	(4)	(10)	(16)
Provisions applied	—	(398)	(152)	(550)
Charge for the period	(98)	425	82	409
At 30 June 2021	359	665	734	1,758